Finacial Liabilities Value (Details) - Schedule of financial liabilities value - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finacial Liabilities Value (Details) - Schedule of financial liabilities value [Line Items]
Total financial liabilities	$ (14,282)	$ (1,492)
Warrants [Member]
Finacial Liabilities Value (Details) - Schedule of financial liabilities value [Line Items]
Total financial liabilities	(330)	(219)
SAFE [Member]
Finacial Liabilities Value (Details) - Schedule of financial liabilities value [Line Items]
Total financial liabilities	(9,370)	$ (1,273)
Convertible loan [Member]
Finacial Liabilities Value (Details) - Schedule of financial liabilities value [Line Items]
Total financial liabilities	$ (4,582)